Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 102.0%
Security	Shares	Value
Aerospace & Defense — 1.6%
Airbus SE(1)	56,122	$ 6,772,153
General Dynamics Corp.(1)	6,866	1,655,942
L3Harris Technologies, Inc.(1)	7,755	1,926,885
Northrop Grumman Corp.(1)	2,492	1,114,472
Raytheon Technologies Corp.(1)	47,912	4,746,642
Textron, Inc.(1)	16,487	1,226,303
		$ 17,442,397
Air Freight & Logistics — 0.5%
Deutsche Post AG(1)	108,468	$ 5,179,550
Expeditors International of Washington, Inc.(1)	3,871	399,332
		$ 5,578,882
Auto Components — 0.5%
Cie Generale des Etablissements Michelin SCA(1)	12,277	$ 1,663,723
Denso Corp.	47,300	3,017,745
Yokohama Rubber Co., Ltd. (The)	75,500	1,038,883
		$ 5,720,351
Automobiles — 2.8%
Honda Motor Co., Ltd.	24,800	$ 702,977
Isuzu Motors, Ltd.	58,000	749,245
Mazda Motor Corp.	26,000	191,115
Mercedes-Benz Group AG(1)	26,925	1,889,852
Tesla, Inc.(1)(2)	20,000	21,552,000
Toyota Motor Corp.	64,500	1,163,451
Volkswagen AG, PFC Shares	24,779	4,258,303
		$ 30,506,943
Banks — 3.7%
Bank of America Corp.(1)	50,000	$ 2,061,000
BNP Paribas S.A.(1)	75,132	4,293,390
Credit Agricole S.A.(1)	88,088	1,052,524
Danske Bank A/S(1)	72,886	1,212,464
Fifth Third Bancorp(1)	36,006	1,549,698
HSBC Holdings PLC(1)	700,000	4,781,394
Huntington Bancshares, Inc.(1)	87,053	1,272,715
ING Groep NV(1)	315,384	3,292,901
Intesa Sanpaolo SpA	2,079,278	4,758,977
JPMorgan Chase & Co.(1)	44,825	6,110,544
KBC Group NV	22,722	1,630,284
KeyCorp(1)	118,919	2,661,407
Lloyds Banking Group PLC	2,000,000	1,217,932
Security	Shares	Value
Banks (continued)
Natwest Group PLC	500,000	$ 1,412,168
PNC Financial Services Group, Inc. (The)(1)	6,406	1,181,587
Shinsei Bank, Ltd.	31,400	572,713
Standard Chartered PLC	43,591	289,357
Truist Financial Corp.(1)	25,182	1,427,819
		$ 40,778,874
Beverages — 1.6%
Asahi Group Holdings, Ltd.	6,700	$ 244,017
Coca-Cola Co. (The)(1)	24,571	1,523,402
Constellation Brands, Inc., Class A(1)	28,994	6,677,898
Heineken Holding NV	24,773	1,939,805
Heineken NV	7,692	735,584
Kirin Holdings Co., Ltd.	54,500	814,048
PepsiCo, Inc.(1)	29,721	4,974,701
Takara Holdings, Inc.	28,800	258,459
		$ 17,167,914
Biotechnology — 1.3%
AbbVie, Inc.(1)	26,528	$ 4,300,454
Amgen, Inc.(1)	19,701	4,764,096
BioMarin Pharmaceutical, Inc.(1)(2)	9,584	738,926
Gilead Sciences, Inc.(1)	81,450	4,842,203
		$ 14,645,679
Building Products — 0.4%
Daikin Industries, Ltd.	26,200	$ 4,758,021
		$ 4,758,021
Capital Markets — 1.3%
3i Group PLC	30,000	$ 542,471
CME Group, Inc.	2,281	542,559
London Stock Exchange Group PLC	14,000	1,459,927
Moody's Corp.(1)	9,981	3,367,689
S&P Global, Inc.(1)	9,242	3,790,884
Schroders PLC(1)	42,659	1,796,346
St. James's Place PLC(1)	160,504	3,026,043
		$ 14,525,919
Chemicals — 3.7%
Air Liquide S.A.	36,342	$ 6,357,806
Air Products and Chemicals, Inc.(1)	19,863	4,963,962
Akzo Nobel NV	2,842	244,191
BASF SE(1)	67,072	3,827,163
Corteva, Inc.(1)	4,706	270,501
Daicel Corp.(1)	51,000	339,952

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Dow, Inc.(1)	4,706	$ 299,866
DuPont de Nemours, Inc.(1)	4,706	346,267
Eastman Chemical Co.(1)	20,943	2,346,873
Johnson Matthey PLC(1)	41,427	1,013,167
Linde PLC(1)	43,984	14,034,952
Mitsubishi Gas Chemical Co., Inc.	18,200	308,090
Nitto Denko Corp.	22,800	1,634,487
Shin-Etsu Chemical Co., Ltd.	21,800	3,312,144
Sumitomo Chemical Co., Ltd.	35,700	163,464
Toray Industries, Inc.	56,000	291,176
Tosoh Corp.	85,900	1,269,559
		$ 41,023,620
Commercial Services & Supplies — 0.3%
Rentokil Initial PLC	97,214	$ 669,656
SECOM Co., Ltd.	29,900	2,163,022
Waste Management, Inc.(1)	3,330	527,805
		$ 3,360,483
Communications Equipment — 1.4%
Cisco Systems, Inc.(1)	240,293	$ 13,398,738
Nokia Oyj(2)	317,042	1,745,956
		$ 15,144,694
Construction & Engineering — 0.2%
Ferrovial S.A.	86,185	$ 2,292,077
		$ 2,292,077
Construction Materials — 0.2%
CRH PLC	62,332	$ 2,486,120
		$ 2,486,120
Consumer Finance — 0.4%
American Express Co.(1)	22,280	$ 4,166,360
Navient Corp.	28,416	484,209
		$ 4,650,569
Containers & Packaging — 0.3%
Smurfit Kappa Group PLC	61,889	$ 2,751,144
		$ 2,751,144
Distributors — 0.2%
LKQ Corp.(1)	53,930	$ 2,448,961
		$ 2,448,961
Security	Shares	Value
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)(2)	9,853	$ 3,477,222
Groupe Bruxelles Lambert S.A.	4,239	438,636
M&G PLC	286,752	826,228
ORIX Corp.	41,300	823,214
		$ 5,565,300
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	30,000	$ 708,900
Deutsche Telekom AG(1)	318,536	5,932,453
United Internet AG	50,979	1,749,504
Verizon Communications, Inc.(1)	4,900	249,606
		$ 8,640,463
Electric Utilities — 1.3%
Acciona S.A.	8,786	$ 1,679,313
Chubu Electric Power Co., Inc.	23,100	239,081
Edison International(1)	19,359	1,357,066
Enel SpA	226,448	1,511,937
Iberdrola S.A.(1)	687,868	7,518,376
NextEra Energy, Inc.(1)	26,000	2,202,460
Tokyo Electric Power Co.(2)	40,600	134,020
		$ 14,642,253
Electrical Equipment — 0.9%
ABB, Ltd.(1)	107,459	$ 3,486,044
Fujikura, Ltd.(2)	69,000	349,243
Legrand S.A.(1)	47,726	4,537,618
Siemens Energy AG	55,583	1,264,554
		$ 9,637,459
Electronic Equipment, Instruments & Components — 1.2%
Alps Alpine Co., Ltd.	101,500	$ 999,326
Citizen Watch Co., Ltd.	110,600	468,641
Corning, Inc.(1)	19,975	737,277
Halma PLC	64,889	2,122,980
Kyocera Corp.	35,800	2,003,347
Omron Corp.	9,200	612,246
Taiyo Yuden Co., Ltd.	51,500	2,305,533
TDK Corp.	93,300	3,366,000
		$ 12,615,350
Entertainment — 2.0%
Electronic Arts, Inc.(1)	45,613	$ 5,770,501
Netflix, Inc.(1)(2)	17,400	6,517,866
Nintendo Co., Ltd.	1,800	908,571

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment (continued)
Universal Music Group NV	108,427	$ 2,894,363
Walt Disney Co. (The)(1)(2)	41,417	5,680,756
		$ 21,772,057
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.(1)	17,793	$ 4,469,957
British Land Co. PLC (The)	35,000	242,335
Capital & Counties Properties PLC	189,600	432,657
		$ 5,144,949
Food & Staples Retailing — 1.1%
Costco Wholesale Corp.(1)	10,600	$ 6,104,010
Ocado Group PLC(1)(2)	44,101	673,405
Seven & i Holdings Co., Ltd.	33,700	1,606,722
Tesco PLC	703,357	2,546,365
Walmart, Inc.(1)	5,517	821,592
		$ 11,752,094
Food Products — 3.2%
Kikkoman Corp.	20,500	$ 1,357,845
Mondelez International, Inc., Class A(1)	107,285	6,735,352
Nestle S.A.(1)	203,470	26,454,897
Nissin Foods Holdings Co., Ltd.	10,000	701,152
Toyo Suisan Kaisha, Ltd.	5,000	178,911
		$ 35,428,157
Gas Utilities — 0.1%
Italgas SpA	35,014	$ 224,631
Snam SpA	175,073	1,009,567
		$ 1,234,198
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories(1)	80,752	$ 9,557,807
Align Technology, Inc.(2)	1,050	457,800
Olympus Corp.	39,500	748,627
Smith & Nephew PLC	80,000	1,272,389
Terumo Corp.	112,600	3,407,107
		$ 15,443,730
Health Care Providers & Services — 2.0%
CVS Health Corp.(1)	47,936	$ 4,851,603
McKesson Corp.(1)	10,557	3,231,814
UnitedHealth Group, Inc.(1)	26,027	13,272,989
		$ 21,356,406
Security	Shares	Value
Health Care Technology — 0.1%
M3, Inc.	21,200	$ 765,659
		$ 765,659
Hotels, Restaurants & Leisure — 0.9%
Booking Holdings, Inc.(1)(2)	2,921	$ 6,859,822
Yum! Brands, Inc.(1)	26,696	3,164,277
		$ 10,024,099
Household Durables — 0.7%
Barratt Developments PLC(1)	228,988	$ 1,558,905
Casio Computer Co., Ltd.	63,200	723,480
Haseko Corp.	19,500	223,973
Nikon Corp.	40,200	429,257
PulteGroup, Inc.(1)	70,920	2,971,548
Sekisui Chemical Co., Ltd.	61,000	874,063
Sony Group Corp.	12,400	1,275,658
		$ 8,056,884
Household Products — 0.6%
Clorox Co. (The)(1)	9,542	$ 1,326,624
Henkel AG & Co. KGaA, PFC Shares	18,309	1,225,453
Kimberly-Clark Corp.(1)	4,027	495,965
Procter & Gamble Co. (The)(1)	6,074	928,107
Reckitt Benckiser Group PLC	28,566	2,179,183
		$ 6,155,332
Industrial Conglomerates — 1.7%
3M Co.(1)	2,786	$ 414,780
Honeywell International, Inc.(1)	23,826	4,636,063
Nisshinbo Holdings, Inc.	104,000	900,662
Siemens AG(1)	88,510	12,255,736
		$ 18,207,241
Insurance — 3.4%
Ageas S.A./NV	22,500	$ 1,137,448
Allianz SE(1)	56,176	13,415,283
Allstate Corp. (The)(1)	14,927	2,067,539
Chubb, Ltd.(1)	7,404	1,583,716
Cincinnati Financial Corp.(1)	13,801	1,876,384
Hannover Rueck SE	7,000	1,189,148
Hartford Financial Services Group, Inc.(1)	16,437	1,180,341
Legal & General Group PLC	250,000	886,347
Lincoln National Corp.(1)	17,183	1,123,081
Marsh & McLennan Cos., Inc.(1)	18,342	3,125,844
MS&AD Insurance Group Holdings, Inc.	37,200	1,207,806
Principal Financial Group, Inc.(1)	17,247	1,266,102

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Prudential Financial, Inc.(1)	13,233	$ 1,563,744
Prudential PLC(1)	224,243	3,310,559
SCOR SE(1)	61,069	1,963,699
		$ 36,897,041
Interactive Media & Services — 5.0%
Alphabet, Inc., Class A(1)(2)	7,387	$ 20,545,833
Alphabet, Inc., Class C(1)(2)	7,574	21,154,106
Meta Platforms, Inc., Class A(1)(2)	61,100	13,586,196
		$ 55,286,135
Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.(1)(2)	11,701	$ 38,144,675
Etsy, Inc.(2)	2,700	335,556
Prosus NV	25,000	1,348,195
		$ 39,828,426
IT Services — 2.9%
Adyen NV(2)(3)	1,300	$ 2,574,901
Amadeus IT Group S.A.(2)	47,489	3,087,641
Atos SE	5,628	153,681
Capgemini SE(1)	23,097	5,125,291
Fidelity National Information Services, Inc.(1)	33,608	3,374,915
Mastercard, Inc., Class A(1)	14,997	5,359,628
NEC Corp.	9,400	394,901
NTT Data Corp.	95,300	1,872,860
Obic Co., Ltd.	2,300	344,487
Otsuka Corp.	15,600	553,118
PayPal Holdings, Inc.(1)(2)	52,937	6,122,164
Visa, Inc., Class A(1)	13,600	3,016,072
Worldline S.A.(2)(3)	2,251	97,694
		$ 32,077,353
Leisure Products — 0.1%
Hasbro, Inc.(1)	6,865	$ 562,381
Yamaha Corp.	6,800	295,501
		$ 857,882
Life Sciences Tools & Services — 1.0%
PerkinElmer, Inc.(1)	6,547	$ 1,142,190
Thermo Fisher Scientific, Inc.(1)	17,359	10,253,093
		$ 11,395,283
Machinery — 1.4%
Daimler Truck Holding AG(2)	13,462	$ 373,368
Dover Corp.(1)	7,424	1,164,825
Security	Shares	Value
Machinery (continued)
Ebara Corp.	25,500	$ 1,414,513
FANUC Corp.	21,427	3,760,648
Kawasaki Heavy Industries, Ltd.	3,100	56,166
Komatsu, Ltd.	29,200	701,545
Makita Corp.	7,700	246,374
NSK, Ltd.	6,000	35,953
Parker-Hannifin Corp.(1)	7,147	2,028,033
SMC Corp.	1,500	838,491
Snap-on, Inc.(1)	6,143	1,262,264
Stanley Black & Decker, Inc.(1)	24,657	3,446,802
Toyota Industries Corp.	6,400	441,429
		$ 15,770,411
Media — 0.9%
Charter Communications, Inc., Class A(1)(2)	5,813	$ 3,171,108
Comcast Corp., Class A(1)	98,308	4,602,781
Hakuhodo DY Holdings, Inc.	20,900	262,357
Vivendi SE	108,427	1,416,545
		$ 9,452,791
Metals & Mining — 1.2%
Glencore PLC	1,152,251	$ 7,497,356
Mitsubishi Materials Corp.	14,500	253,689
Mitsui Mining & Smelting Co., Ltd.	8,400	229,511
Rio Tinto PLC(1)	66,510	5,317,244
		$ 13,297,800
Multiline Retail — 0.4%
Next PLC(1)	41,584	$ 3,270,606
Target Corp.(1)	7,168	1,521,193
		$ 4,791,799
Multi-Utilities — 1.0%
CMS Energy Corp.(1)	93,509	$ 6,540,019
Engie S.A.	168,092	2,209,905
NiSource, Inc.(1)	42,420	1,348,956
Veolia Environnement S.A.	37,663	1,207,607
		$ 11,306,487
Oil, Gas & Consumable Fuels — 3.0%
APA Corp.	14,000	$ 578,620
Chevron Corp.(1)	36,290	5,909,101
Idemitsu Kosan Co., Ltd.	23,400	645,033
Marathon Petroleum Corp.(1)	27,916	2,386,818
Phillips 66(1)	36,105	3,119,111

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC(1)	268,058	$ 7,347,118
TotalEnergies SE(1)	245,487	12,421,524
		$ 32,407,325
Paper & Forest Products — 0.1%
Mondi PLC	38,326	$ 744,974
Oji Holdings Corp.	13,000	64,496
		$ 809,470
Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A(1)	16,077	$ 4,378,089
Kao Corp.	31,554	1,288,369
Unilever PLC(4)	4,019	182,474
Unilever PLC(4)	128,549	5,809,926
		$ 11,658,858
Pharmaceuticals — 6.3%
Astellas Pharma, Inc.	205,900	$ 3,217,163
AstraZeneca PLC(1)	56,549	7,499,127
Bayer AG(1)	26,130	1,787,267
Bristol-Myers Squibb Co.(1)	18,026	1,316,439
Chugai Pharmaceutical Co., Ltd.	105,900	3,533,714
Daiichi Sankyo Co., Ltd.	56,600	1,235,973
Eisai Co., Ltd.	13,646	632,200
Eli Lilly & Co.(1)	13,232	3,789,248
Johnson & Johnson(1)	13,558	2,402,884
Merck & Co., Inc.(1)	25,250	2,071,762
Novartis AG(1)	142,782	12,535,046
Organon & Co.(1)	2,525	88,198
Pfizer, Inc.(1)	14,458	748,491
Roche Holding AG PC(1)	45,591	18,038,613
Sanofi(1)	86,276	8,820,823
UCB S.A.	9,177	1,097,541
Viatris, Inc.(1)	1,793	19,508
		$ 68,833,997
Professional Services — 1.0%
Equifax, Inc.(1)	11,910	$ 2,823,861
Experian PLC	85,608	3,298,100
Recruit Holdings Co., Ltd.	35,600	1,546,714
Robert Half International, Inc.(1)	26,747	3,053,972
Wolters Kluwer NV	961	102,449
		$ 10,825,096
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(1)(2)	37,761	$ 3,455,887
Security	Shares	Value
Real Estate Management & Development (continued)
Daito Trust Construction Co., Ltd.	5,500	$ 583,794
Heiwa Real Estate Co., Ltd.	34,400	1,114,086
Sumitomo Realty & Development Co., Ltd.	13,600	376,385
		$ 5,530,152
Road & Rail — 0.9%
Canadian Pacific Railway, Ltd.(1)	41,725	$ 3,443,981
Central Japan Railway Co.	4,800	625,888
CSX Corp.(1)	117,095	4,385,208
East Japan Railway Co.	9,600	555,624
Keio Corp.	15,200	592,504
West Japan Railway Co.	6,100	252,758
		$ 9,855,963
Semiconductors & Semiconductor Equipment — 8.2%
Advantest Corp.	34,400	$ 2,685,741
Analog Devices, Inc.(1)	25,340	4,185,661
Applied Materials, Inc.(1)	17,500	2,306,500
ASML Holding NV(1)	28,290	18,903,985
Enphase Energy, Inc.(1)(2)	17,000	3,430,260
Infineon Technologies AG	66,560	2,251,725
Intel Corp.(1)	255,724	12,673,681
Marvell Technology, Inc.(1)	82,514	5,917,079
Monolithic Power Systems, Inc.	2,000	971,360
NXP Semiconductors NV(1)	40,985	7,585,504
Qorvo, Inc.(2)	3,500	434,350
SolarEdge Technologies, Inc.(2)	2,400	773,688
STMicroelectronics NV	35,000	1,521,239
Texas Instruments, Inc.(1)	78,884	14,473,636
Tokyo Electron, Ltd.	22,300	11,452,411
		$ 89,566,820
Software — 6.9%
Adobe, Inc.(1)(2)	13,000	$ 5,923,060
Citrix Systems, Inc.(1)	25,268	2,549,541
Dassault Systemes SE	48,500	2,382,737
Microsoft Corp.(1)	188,008	57,964,747
Oracle Corp.(1)	34,518	2,855,674
Sage Group PLC (The)	144,457	1,323,614
salesforce.com, Inc.(1)(2)	5,500	1,167,760
Trend Micro, Inc.	23,997	1,401,379
Zscaler, Inc.(2)	2,092	504,758
		$ 76,073,270
Specialty Retail — 1.7%
Fast Retailing Co., Ltd.	18,000	$ 9,227,827

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Fnac Darty S.A.	922	$ 47,268
Home Depot, Inc. (The)(1)	10,573	3,164,816
Lowe's Cos., Inc.(1)	28,810	5,825,094
USS Co., Ltd.	27,200	457,059
		$ 18,722,064
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.(1)	395,514	$ 69,060,700
Hewlett Packard Enterprise Co.(1)	78,955	1,319,338
HP, Inc.(1)	39,615	1,438,024
Konica Minolta, Inc.	81,800	343,374
		$ 72,161,436
Textiles, Apparel & Luxury Goods — 2.9%
adidas AG	18,913	$ 4,407,219
Kering S.A.(1)	7,696	4,858,694
LVMH Moet Hennessy Louis Vuitton SE(1)	25,872	18,467,400
NIKE, Inc., Class B(1)	33,397	4,493,900
Unitika, Ltd.(2)	36,100	85,542
		$ 32,312,755
Tobacco — 0.7%
British American Tobacco PLC(1)	161,811	$ 6,795,606
Japan Tobacco, Inc.	27,000	461,095
		$ 7,256,701
Trading Companies & Distributors — 0.7%
Ferguson PLC	38,043	$ 5,154,057
Marubeni Corp.	20,000	232,244
Mitsubishi Corp.	21,400	803,072
Sumitomo Corp.	96,700	1,674,714
		$ 7,864,087
Transportation Infrastructure — 0.1%
Aeroports de Paris(2)	6,667	$ 996,970
		$ 996,970
Wireless Telecommunication Services — 1.0%
KDDI Corp.	117,200	$ 3,842,592
SoftBank Group Corp.	109,696	4,904,468
Security	Shares	Value
Wireless Telecommunication Services (continued)
T-Mobile US, Inc.(1)(2)	18,500	$ 2,374,475
Vodafone Group PLC	100,000	163,978
		$ 11,285,513
Total Common Stocks (identified cost $365,282,414)		$1,118,846,164
Total Investments — 102.0% (identified cost $365,282,414)		$1,118,846,164
Total Written Call Options — (2.5)% (premiums received $15,387,614)		$ (27,618,634)
Other Assets, Less Liabilities — 0.5%		$ 5,495,943
Net Assets — 100.0%		$1,096,723,473
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $2,672,595 or 0.2% of the Fund's net assets.
(4)	Securities are traded on separate exchanges for the same entity.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	55.0%	$615,885,588
Japan	10.3	115,140,474
United Kingdom	7.7	86,663,994
France	7.0	78,074,899
Switzerland	5.5	62,098,316
Germany	5.5	61,006,578
Netherlands	4.3	47,915,270
Ireland	1.7	19,272,216
Spain	1.3	14,577,407
Italy	0.7	7,505,112
Belgium	0.4	4,303,909
Canada	0.3	3,443,981
Finland	0.2	1,745,956
Denmark	0.1	1,212,464
Total Investments	100.0%	$1,118,846,164

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (2.5)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,250	EUR	48,781,500	EUR	3,800	4/1/22	$ (1,446,567)
Dow Jones Euro Stoxx 50 Index	1,220	EUR	47,610,744	EUR	3,900	4/8/22	(765,455)
Dow Jones Euro Stoxx 50 Index	1,220	EUR	47,610,744	EUR	3,975	4/14/22	(512,782)
Dow Jones Euro Stoxx 50 Index	1,250	EUR	48,781,500	EUR	4,000	4/22/22	(505,438)
FTSE 100 Index	1,010	GBP	75,908,368	GBP	7,525	4/14/22	(1,108,051)
NASDAQ 100 Index	13	USD	19,290,037	USD	14,250	4/1/22	(831,870)
NASDAQ 100 Index	13	USD	19,290,037	USD	14,100	4/4/22	(1,032,980)
NASDAQ 100 Index	13	USD	19,290,037	USD	13,900	4/6/22	(1,297,075)
NASDAQ 100 Index	13	USD	19,290,037	USD	14,100	4/8/22	(1,065,220)
NASDAQ 100 Index	14	USD	20,773,886	USD	13,650	4/11/22	(1,760,220)
NASDAQ 100 Index	13	USD	19,290,037	USD	14,050	4/13/22	(1,162,850)
NASDAQ 100 Index	13	USD	19,290,037	USD	14,500	4/14/22	(678,535)
NASDAQ 100 Index	14	USD	20,773,886	USD	14,600	4/18/22	(658,770)
NASDAQ 100 Index	13	USD	19,290,037	USD	14,750	4/20/22	(516,750)
NASDAQ 100 Index	13	USD	19,290,037	USD	15,000	4/22/22	(360,230)
NASDAQ 100 Index	13	USD	19,290,037	USD	15,150	4/25/22	(284,245)
NASDAQ 100 Index	13	USD	19,290,037	USD	15,400	4/27/22	(188,305)
Nikkei 225 Index	120	JPY	3,338,571,600	JPY	26,875	4/1/22	(933,001)
Nikkei 225 Index	120	JPY	3,338,571,600	JPY	26,125	4/8/22	(1,699,688)
Nikkei 225 Index	130	JPY	3,616,785,900	JPY	27,375	4/15/22	(793,313)
Nikkei 225 Index	130	JPY	3,616,785,900	JPY	28,875	4/22/22	(153,228)
S&P 500 Index	64	USD	28,994,624	USD	4,400	4/1/22	(907,200)
S&P 500 Index	64	USD	28,994,624	USD	4,375	4/4/22	(1,073,280)
S&P 500 Index	63	USD	28,541,583	USD	4,325	4/6/22	(1,371,825)
S&P 500 Index	65	USD	29,447,665	USD	4,370	4/8/22	(1,153,425)
S&P 500 Index	65	USD	29,447,665	USD	4,300	4/11/22	(1,598,350)
S&P 500 Index	64	USD	28,994,624	USD	4,400	4/13/22	(1,021,120)
S&P 500 Index	65	USD	29,447,665	USD	4,475	4/14/22	(676,325)
S&P 500 Index	64	USD	28,994,624	USD	4,530	4/18/22	(459,520)
S&P 500 Index	65	USD	29,447,665	USD	4,535	4/20/22	(484,250)
S&P 500 Index	64	USD	28,994,624	USD	4,580	4/22/22	(349,760)
S&P 500 Index	64	USD	28,994,624	USD	4,600	4/25/22	(305,920)
S&P 500 Index	65	USD	29,447,665	USD	4,675	4/27/22	(154,700)
SMI Index	350	CHF	42,565,355	CHF	12,200	4/14/22	(308,386)
Total							$(27,618,634)
Abbreviations:
PC	– Participation Certificate
PFC Shares	– Preference Shares
Currency Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

At March 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 84,362,128	$ 22,074,831	$ —	$ 106,436,959
Consumer Discretionary	91,044,223	62,225,941	—	153,270,164
Consumer Staples	33,965,740	55,453,316	—	89,419,056
Energy	11,993,650	20,413,675	—	32,407,325
Financials	45,880,444	56,537,259	—	102,417,703
Health Care	67,849,505	64,591,249	—	132,440,754
Industrials	38,257,170	68,331,917	—	106,589,087
Information Technology	227,544,115	70,094,808	—	297,638,923
Materials	8,227,469	52,140,685	—	60,368,154
Real Estate	7,925,844	2,749,257	—	10,675,101
Utilities	11,448,501	15,734,437	—	27,182,938
Total Common Stocks	$628,498,789	$490,347,375*	$ —	$1,118,846,164
Total Investments	$628,498,789	$490,347,375	$ —	$1,118,846,164
Liability Description
Written Call Options	$(19,392,725)	$ (8,225,909)	$ —	$ (27,618,634)
Total	$(19,392,725)	$ (8,225,909)	$ —	$ (27,618,634)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.